Long Term Debt (Details 1)	Jun. 30, 2020 USD ($)
Line of Credit Facility [Abstract]
2021	$ 6,844,620
2022	12,359,980
Aggregate maturities	19,204,600
Original issue discount on Convertible Notes	(2,040,000)
Unrealized change in fair value of Convertible Notes	(829,000)
Long term debt outstanding as of June 30, 2020	$ 16,335,600